Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended
	Oct. 03, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.89%	6.07%	6.90%	4.16%
Performance Inception Date	Jun. 30, 2008
SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.94%	4.42%	5.81%	3.45%
SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.92%	4.63%	5.49%	3.34%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		5.53%	4.10%	4.80%	3.28%